EQUITY OFFERINGS OF SUBSIDIARIES (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Vessels	Dec. 31, 2009	Dec. 31, 2011 FSRU	Dec. 31, 2011 LNG carrier	Oct. 31, 2011 Unsecured debt Golar LNG facility		Dec. 31, 2011 Golar LNG Partners	Oct. 31, 2011 Golar LNG Partners	Dec. 31, 2011 Golar LNG Partners	Dec. 31, 2011 Golar LNG Partners Golar Mazo	Apr. 30, 2011 Golar LNG Partners IPO	Apr. 30, 2011 Golar LNG Partners IPO - underwriter overallotment option	Jun. 30, 2011 Golar LNG Energy Limited	Dec. 31, 2009 Golar LNG Energy Limited	Dec. 31, 2010 Golar LNG Energy Limited Private placement	Aug. 31, 2009 Golar LNG Energy Limited Private placement	Aug. 31, 2011 Golar LNG Energy Limited Private placement	Aug. 31, 2009 Golar LNG Energy Limited Private placement - underwriter overallotment option	Dec. 31, 2011 Vessels and equipment Vessels	Dec. 31, 2011 Vessels and equipment FSRU Vessels	Sep. 30, 2008 Vessels and equipment Golar LNG Partners credit facility Vessels	Dec. 31, 2011 Vessels and equipment Golar LNG Partners FSRU Vessels	Dec. 31, 2011 Vessels and equipment Golar LNG Partners LNG carrier Vessels
Equity offerings of subsidiaries:
Total proceeds received										$ 310,500,000
Less: Offering expenses										(22,705,000)
Net proceeds received										287,795,000
Total proceeds received															119,686,000
Less: Offering expenses															(4,294,000)
Net proceeds received															115,392,000		115,400,000
Initial public offering:
New issues (in shares)												13.8	1.8				59.8		4.8
Price-per-share (USD per share)												$ 22.50						$ 2
Proceeds from issuance of equity	0	3,304,000	0									287,800,000
Ownership percentage after all transactions								65.00%				65.00%					68.00%
Assets transferred to subsidiary:
Percentage of equity interests transferred to subsidiaries									100.00%
Purchase consideration transferred to subsidiary									330,000,000
Working capital adjustments									9,000,000
Debt assumed by subsidiary									108,000,000
Purchase consideration transferred to subsidiary, net									231,000,000
Debt assumed by subsidiary:
Amount outstanding						222,300,000	[1]
Stated interest rate						6.75%
Final payment amount						222,300,000
Increase (decrease) in stockholders' equity due to equity transfer									96,700,000
Number of owned shipping vessels		9																		9	8	2	3	2
Ownership interest percentage in shipping vessel				50.00%	60.00%			100.00%		100.00%	60.00%
General partner interest percentage								2.00%
Minimum charter term for rights of first offer								5 years
Warrants issued with private placement:
Warrants issued during period																	12
Exercise price of warrants (USD per share)																		2
Warrants exercised in period																9.4
Increase (decrease) in stockholders' equity due to warrant issuance in private placement																18,800,000
Acquisition of ownership interests:
Amount acquired during period														92,300,000
Percentage ownership after transaction														100.00%
Number of shares of subsidiary exchanged for parent company shares														70.3
Percentage of shares issued in exchange for parent company shares														76.00%
Shares exchanged for parent company shares, rate of exchange (in shares per share)														6.06
Increase (decrease) in stockholders' equity due to acquisition of subsidiary														11,600,000
Premium on sale														340,000,000
Cumulative percentage of ownership transferred														38.90%
Price per share, parent company														$ 30.30
Price per share														$ 5
Increase (decrease) in noncontrolling interest														129,400,000
Change in additional paid in capital														$ 336,200,000
Subsidiary stock options exchanged for parent company stock options														5.4

[1]	Golar LNG Partners is a subsidiary of the Company. Accordingly, the vendor financing loan provided by the Company in respect of the dropdown of the Golar Freeze to Golar LNG Partners, has been eliminated on consolidation for the purpose of the Company's consolidated financial statements.